As filed with the Securities and Exchange Commission on February 28, 2008 1933 Act File No. 33-572 1940 Act File No. 811-4409

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 114 ☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 116 ☒

EATON VANCE MUNICIPALS TRUST

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on March 1, 2008 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Parts A and B of this Post-Effective Amendment No. 114 to the Registration Statement of Eaton Vance Municipals Trust (the “Amendment”) are incorporated herein by reference to the Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Connecticut Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund, each dated October 5, 2007 and to the Prospectuses (Part A) and Statements of Additional Information (Part B) of Eaton Vance Alabama Municipals Fund, Eaton Vance California Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance South Carolina Municipals Fund and Eaton Vance Virginia Municipals Fund, each dated December 1, 2007, as previously filed electronically with the Securities and Exchange Commission on October 4, 2007 (Accession No. 0000940394-07-001185) and November 29, 2007 (Accession No. 0000940394-07-002055), respectively, and Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement the Prospectuses to add Class I shares of the Funds, each a separate series of the Registrant.

EATON VANCE CONNECTICUT MUNICIPALS FUND
EATON VANCE NEW JERSEY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA MUNICIPALS FUND
Supplement to Prospectus dated October 5, 2007

EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Prospectuses dated December 1, 2007

1. As of the date of this Supplement the Funds now offer Class I shares.

2. "Performance Information": No performance is shown for Class I shares because they have not been offered prior to the date of this Supplement.

3. The following is added to each Fund’s Shareholder Fees, Annual Fund Operating Expenses and Examples tables that appear in "Fund Fees and Expenses" under "Fund Summaries":

Shareholder Fees (fees paid directly from your investment)

Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Alabama Fund		California Fund
	Class I		Class I

Management Fees	0.29%	Management Fees	0.45%
Distribution and Service (12b-1) Fees	n/a	Distribution and Service (12b-1) Fees	n/a
Other Expenses (total including Interest Expense)*	0.42%	Other Expenses (total including Interest Expense)*	0.47%
Interest Expense	0.16%	Interest Expense	0.33%
Other Expenses (excluding Interest Expense)	0.26%	Other Expenses (excluding Interest Expense)	0.14%
Total Annual Fund Operating Expenses	0.71%	Total Annual Fund Operating Expenses	0.92%
.
Connecticut Fund		Georgia Fund
	Class I		Class I

Management Fees	0.38%	Management Fees	0.33%
Distribution and Service (12b-1) Fees	n/a	Distribution and Service (12b-1) Fees	n/a
Other Expenses (total including Interest Expense)*	0.47%	Other Expenses (total including Interest Expense)*	0.52%
Interest Expense	0.27%	Interest Expense	0.29%
Other Expenses (excluding Interest Expense)	0.20%	Other Expenses (excluding Interest Expense)	0.23%
Total Annual Fund Operating Expenses	0.85%	Total Annual Fund Operating Expenses	0.85%

. . . . . .

.
Maryland Fund		New Jersey Fund
	Class I		Class I

Management Fees	0.34%	Management Fees	0.43%
Distribution and Service (12b-1) Fees	n/a	Distribution and Service (12b-1) Fees	n/a
Other Expenses (total including Interest Expense)*	0.65%	Other Expenses (total including Interest Expense)*	0.58%
Interest Expense	0.41%	Interest Expense	0.42%
Other Expenses (excluding Interest Expense)	0.24%	Other Expenses (excluding Interest Expense)	0.16%
Total Annual Fund Operating Expenses	0.99%	Total Annual Fund Operating Expenses	1.01%
.
New York Fund		North Carolina Fund
	Class I		Class I

Management Fees	0.43%	Management Fees	0.35%
Distribution and Service (12b-1) Fees	n/a	Distribution and Service (12b-1) Fees	n/a
Other Expenses (total including Interest Expense)*	0.62%	Other Expenses (total including Interest Expense)*	0.80%
Interest Expense	0.48%	Interest Expense	0.58%
Other Expenses (excluding Interest Expense)	0.14%	Other Expenses (excluding Interest Expense)	0.22%
Total Annual Fund Operating Expenses	1.05%	Total Annual Fund Operating Expenses	1.15%
.
Pennsylvania Fund		South Carolina Fund
	Class I		Class I

Management Fees	0.42%	Management Fees	0.37%
Distribution and Service (12b-1) Fees	n/a	Distribution and Service (12b-1) Fees	n/a
Other Expenses (total including Interest Expense)*	0.72%	Other Expenses (total including Interest Expense)*	0.64%
Interest Expense	0.54%	Interest Expense	0.45%
Other Expenses (excluding Interest Expense)	0.18%	Other Expenses (excluding Interest Expense)	0.19%
Total Annual Fund Operating Expenses	1.14%	Total Annual Fund Operating Expenses	1.01%

Virginia Fund	Class I

Management Fees	0.37%
Distribution and Service (12b-1) Fees	n/a
Other Expenses (total including Interest Expense)*	0.78%
Interest Expense	0.57%
Other Expenses (excluding Interest Expense)	0.21%
Total Annual Fund Operating Expenses	1.15%

* "Other Expenses" for Class I is estimated. “Other Expenses” includes interest expense relating to each Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. Each Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objectives & Principal Policies and Risks” for a description of these transactions.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Alabama Fund	Class I shares	$ 73	$227	$395	$ 883

California Fund	Class I shares	$ 94	$293	$509	$1,131

Connecticut Fund	Class I shares	$ 87	$271	$471	$1,049

Georgia Fund	Class I shares	$ 87	$271	$471	$1,049

Maryland Fund	Class I shares	$101	$315	$547	$1,213

New Jersey Fund	Class I shares	$103	$322	$558	$1,236

New York Fund	Class I shares	$107	$334	$579	$1,283

		1 Year	3 Years	5 Years	10 Years

North Carolina Fund	Class I shares	$117	$365	$633	$1,398

Pennsylvania Fund	Class I shares	$116	$362	$628	$1,386

South Carolina Fund	Class I shares	$103	$322	$558	$1,236

Virginia Fund	Class I shares	$117	$365	$633	$1,398

4. The following is added to "Purchasing Shares":

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares of the Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must telephone the Fund Order Department at 1-800-262-1122 to advise of your action and to be assigned an account number. An account application form then must be promptly forwarded to the transfer agent (see back cover for address). You may request a current account application by calling 1-800-262-1122. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission.

Purchases will be executed at the net asset value next determined after their receipt in good order by the Fund’s transfer agent. The Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

5. The following is added to "Choosing a Share Class" under "Purchasing Shares":

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.

March 1, 2008

STISHAREPS

PART C - OTHER INFORMATION

Item 23.		Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January
11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15,
1995 and incorporated herein by reference.

	(2)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

	(3)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial
Interest, Without Par Value, effective March 1, 2008 filed herewith.

(b)	(1)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 55 filed September 15, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as
Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit
(b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.

	(4)	Amendment to By-Laws of Eaton Vance Municipals Trust dated February 7, 2005 filed as
Exhibit (b)(4) to Post-Effective Amendment No. 99 filed March 2, 2005 and incorporated herein by reference.

	(5)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 11, 2006 filed as
Exhibit (b)(5) to Post-Effective Amendment No. 107 filed January 3, 2007 and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)	(1)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton
Vance Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance
Arkansas Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance
Connecticut Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Georgia
Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana
Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Massachusetts
Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota
Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance Missouri
Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance New York
Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Ohio
Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania
Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance South Carolina
Municipals Fund, Eaton Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals
Fund and Eaton Vance West Virginia Municipals Fund filed as Exhibit (d)(1) to Post-Effective
Amendment No. 96 filed November 24, 2004 and incorporated herein by reference.

                                                                            C-4

(d)	(2)		Form of Investment Advisory Agreement with Boston Management and Research for Eaton
			Vance California Municipals Fund and Eaton Vance National Municipals Fund filed as Exhibit
			(d)(2) to Post-Effective Amendment No. 96 filed November 24, 2004 and incorporated herein
			by reference.

(e)	(1)	(a)	Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors,
			Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
			(6)(a)(7) to Post-Effective Amendment No. 67 filed July 29, 1997 and incorporated herein by
			reference.

		(b)	Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as Exhibit
			(e)(1)(b) to Post-Effective Amendment No. 111 filed on October 4, 2007 (Accession No.
			0000940394-07-001184) and incorporated herein by reference.

	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
			filed as Exhibit (e)(2) to the Post-Effective Amendment No. 85 of Eaton Vance Special
			Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No.
			0000940394-07-000430) and incorporated herein by reference.

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that
			permits the Registrant to enter into deferred compensation arrangements with its independent
			Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
			1, 1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
			Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated
			herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
			23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995
			and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
			December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January
			25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
			Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
			Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
			21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) filed September 26,
			2005 and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed
			as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos.
			333-32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and
			incorporated herein by reference.

(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on
			behalf of each of its series) and Eaton Vance Management with attached schedules (including
			Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective
			Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

                                                                                C-5

	(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67
filed July 3, 1997 and incorporated herein by reference.

(2)		Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to Post-
Effective Amendment No. 109 of Eaton Mutual Funds Trust (File Nos. 02-90946, 811-04015)
(Accession No. 0000940394-05-000983) filed August 25, 2005 and incorporated herein by reference.

(3)		Sub-Transfer Agency Service Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 of
Eaton Mutual Funds Trust (File Nos. 02-90946, 811-04015) (Accession No. 0000940394-05-
000983) filed August 25, 2005 and incorporated herein by reference.

(i)		Opinion of Internal Counsel dated February 28, 2008 filed herewith.

(j) (1)		Consent of Independent Registered Public Accounting Firm for Eaton Vance Connecticut
Municipals Fund, Eaton Vance New Jersey Municipals Fund, and Eaton Vance Pennsylvania
Municipals Fund filed herewith.

(2)		Consent of Independent Registered Public Accounting Firm for Eaton Vance Alabama
Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Maryland Municipals
Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance South Carolina Municipals
Fund, and Eaton Vance Virginia Municipals Fund filed herewith.

(3)		Consent of Independent Registered Public Accounting Firm for Eaton Vance California
Municipals Fund and Eaton Vance New York Municipals Fund filed herewith.

(m) (1)		Eaton Vance Municipals Trust Class A Distribution Plan adopted June 23, 1997 and amended
April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment
No. 106 filed November 28, 2006 and incorporated herein by reference.

(2)		Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No.
69 filed September 29, 1997 and incorporated herein by reference.

(3)	(a)	Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No.
69 filed September 29, 1997 and incorporated herein by reference.

	(b)	Amended Schedule A to Class C Distribution Plan dated August 6, 2007 filed as Exhibit
(m)(3)(b) to Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No.
0000940394-07-001185) and incorporated herein by reference.

                                                                           C-6

(n)	(1)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File
Nos. 02-90946, 811-4015) (Accession No. 0000940394-07-000956) filed August 10, 2007 and incorporated herein by reference.

	(2)	Schedules A, B and C effective December 10, 2007 to Amended and Restated Multiple Class
Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibits (n)(2), (n)(3) and (n)(4) to
Post-Effective Amendment No. 86 of Eaton Vance Special Investment Trust (File Nos. 02-
27962, 811-1545) filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

	(3)	Schedule B effective March 1, 2008 to Amended and Restated Multiple Class Plan for Eaton
Vance Funds dated August 6, 2007 filed herewith.

(p)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised May 15, 2007, filed as Exhibit (p)(1) to Post-Effective
Amendment No. 127 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed
June 27, 2007 (Accession No. 0000940394-07-000676) and incorporated herein by reference.

(q)	(1)	Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed as Exhibit
(q) to Post-Effective Amendment No. 102 filed November 29, 2005 and incorporated herein by reference.

	(2)	Power of Attorney for the Treasurer and Principal Financial and Accounting Officer of Eaton
Vance Municipals Trust dated January 25, 2006 filed as Exhibit (q) to Post-Effective
Amendment No. 104 and incorporated herein by reference.

	(3)	Powers of Attorney for Eaton Vance Municipals Trust dated April 23, 2007 filed as Exhibit
(q)(3) to Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No.
0000940394-07-001184) and incorporated herein by reference.

	(4)	Power of Attorney for Eaton Vance Municipals Trust dated January 1, 2008 filed as Exhibit
(q)(4) to Post-Effective Amendment No. 113 filed January 25, 2008 (Accession No.
0000940394-08-000065) and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930)Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127 ) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund	Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust	Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund	Eaton Vance Series Trust II
Eaton Vance Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust	EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Chris Berg	Vice President	None
Stephanie Brady	Vice President	None
Timothy Breer	Vice President	None
Jonathan Broome	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Tim Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None

Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary and Clerk	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Julie Neviera	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
John E. Pelletier	Vice President and Chief Legal Officer	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Senior Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None

                                                                           C-9

Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109 (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29. Management Services

Not applicable

Item 30. Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 28, 2008.

EATON VANCE MUNICIPALS TRUST

By: /s/ Robert B. MacIntosh
Robert B. MacIntosh, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 28, 2008

.
Signature	Title

/s/ Robert B. MacIntosh	President (Chief Executive Officer)
Robert B. MacIntosh

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.		Description

(a)	(3)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial
		Interest, Without Par Value, effective March 1, 2008

(i)		Opinion of Internal Counsel dated February 28, 2008

(j)	(1)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Connecticut
		Municipals Fund, Eaton Vance New Jersey Municipals Fund, and Eaton Vance Pennsylvania
		Municipals Fund

	(2)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Alabama
		Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance
		Maryland Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance
		South Carolina Municipals Fund, and Eaton Vance Virginia Municipals Fund

	(3)	Consent of Independent Registered Public Accounting Firm for Eaton Vance California
		Municipals Fund and Eaton Vance New York Municipals Fund

(n)	(3)	Schedule B effective March 1, 2008 to Amended and Restated Multiple Class Plan for Eaton
		Vance Funds dated August 6, 2007

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